Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (32,936)	$ (11,457)	$ (29,373)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	8,989	10,528	10,258
Finance expense (income)	(225)	500	1,646
Unrealized (gain) loss from hedging transactions	(32)	103	(52)
Share-based compensation	21,242	17,615	18,127
Gain on sale of equipment	(31)	(12)	0
Changes in operating assets and liabilities:
Change in operating lease right-of-use assets and liabilities, net	3,540	(1,078)	(1,926)
Increase in accounts receivable, net	(2,291)	(2,127)	(9,728)
(Increase) decrease in deferred contract costs	1,540	(258)	(2,873)
Decrease (increase) in prepaid expenses and other current assets	(716)	612	617
Increase in other non-current assets	(86)	(6)	(53)
Increase in accounts payable	1,451	3,597	1,255
Increase in deferred revenue	2,727	6,432	6,677
Increase in other non-current liabilities	156	528	961
Increase in other payables and accrued expenses	11,316	5,197	1,426
Net cash (used in) provided by operating activities	14,644	30,174	(3,038)
Cash flows from investing activities:
Purchase of property and equipment, net	(1,490)	(1,430)	(1,559)
Capitalized internal-use software costs	(163)	(1,304)	(821)
(Increase) decrease in restricted deposits	4,212	(552)	(206)
Payment for business combinations, net of cash acquired	(15,787)	(15,414)	0
Net cash used in investing activities	(13,228)	(18,700)	(2,586)
Cash flows from financing activities:
Proceeds from exercise of stock options	4,587	4,677	2,296
Proceeds from employee share purchase plan	2,324	1,486	1,259
Repayment of Credit Facility	0	(25,000)	0
Payments of contingent consideration, net	0	0	(2,363)
Net cash provided by (used in) financing activities	6,911	(18,837)	1,192
Effect of exchange rates on cash and cash equivalents	225	(500)	(1,646)
Net decrease (increase) in cash and cash equivalents	8,552	(7,863)	(6,078)
Cash and cash equivalents, beginning of period	72,421	63,869	71,732
Cash and cash equivalents, end of period	63,869	71,732	77,810
Supplemental disclosure of non-cash investing and financing activities:
Additions to operating lease right-of-use assets and liabilities	7,176	6,064	2,597
Share-based compensation included in capitalized internal-use software	12	104	37
Proceeds from exercise of share options included in other current assets	6	29	11
Deferred costs of property and equipment incurred during the period included in accounts payable	137	227	139
Deferred payments related to business combinations	$ 0	$ 340	$ 1,269